LVIP Delaware Value Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.96%
Aerospace & Defense–6.64%
Northrop Grumman Corp.	61,100	$ 27,325,142
Raytheon Technologies Corp.	275,274	27,271,395
		54,596,537
Banks–5.63%
Truist Financial Corp.	417,200	23,655,240
U.S. Bancorp	425,700	22,625,955
		46,281,195
Chemicals–2.79%
DuPont de Nemours, Inc.	311,983	22,955,709
		22,955,709
Communications Equipment–5.99%
Cisco Systems, Inc.	434,100	24,205,416
Motorola Solutions, Inc.	103,700	25,116,140
		49,321,556
Consumer Finance–2.76%
Discover Financial Services	206,400	22,743,216
		22,743,216
Diversified Telecommunication Services–2.71%
Verizon Communications, Inc.	437,100	22,265,874
		22,265,874
Electric Utilities–3.43%
Edison International	402,100	28,187,210
		28,187,210
Entertainment–2.76%
†Walt Disney Co.	165,484	22,697,786
		22,697,786
Equity Real Estate Investment Trusts–3.31%
Equity Residential	302,800	27,227,776
		27,227,776
Food Products–6.10%
Archer-Daniels-Midland Co.	301,700	27,231,442
Conagra Brands, Inc.	684,404	22,975,442
		50,206,884
Health Care Equipment & Supplies–3.73%
Baxter International, Inc.	303,400	23,525,636
†Hologic, Inc.	93,705	7,198,418
		30,724,054
Health Care Providers & Services–6.39%
Cigna Corp.	110,451	26,465,164
CVS Health Corp.	258,000	26,112,180
		52,577,344
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–2.62%
Honeywell International, Inc.	110,673	$ 21,534,752
		21,534,752
Insurance–6.60%
American International Group, Inc.	431,100	27,060,147
MetLife, Inc.	387,986	27,267,656
		54,327,803
IT Services–6.30%
Cognizant Technology Solutions Corp. Class A	301,422	27,028,511
Fidelity National Information Services, Inc.	246,834	24,787,070
		51,815,581
Machinery–2.71%
Dover Corp.	142,057	22,288,743
		22,288,743
Media–2.62%
Comcast Corp. Class A	460,848	21,576,904
		21,576,904
Multiline Retail–6.40%
Dollar General Corp.	113,786	25,332,177
†Dollar Tree, Inc.	170,800	27,353,620
		52,685,797
Oil, Gas & Consumable Fuels–3.28%
ConocoPhillips	270,152	27,015,200
		27,015,200
Pharmaceuticals–7.73%
Johnson & Johnson	148,800	26,371,824
Merck & Co., Inc.	313,900	25,755,495
Viatris, Inc.	1,052,146	11,447,349
		63,574,668
Semiconductors & Semiconductor Equipment–3.18%
Broadcom, Inc.	41,600	26,194,688
		26,194,688
Software–2.75%
Oracle Corp.	273,900	22,659,747
		22,659,747
Specialty Retail–2.53%
TJX Cos., Inc.	344,200	20,851,636
		20,851,636
Total Common Stock (Cost $521,826,600)		814,310,660

LVIP Delaware Value Fund–1

LVIP Delaware Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.05%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	8,613,706	$ 8,613,706
Total Money Market Fund (Cost $8,613,706)		8,613,706

TOTAL INVESTMENTS–100.01% (Cost $530,440,306)	822,924,366
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(92,000)
NET ASSETS APPLICABLE TO 27,639,278 SHARES OUTSTANDING–100.00%	$822,832,366

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Value Fund–2

LVIP Delaware Value Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$814,310,660	$—	$—	$814,310,660
Money Market Fund	8,613,706	—	—	8,613,706
Total Investments	$822,924,366	$—	$—	$822,924,366
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Value Fund–3